Impairment and onerous contracts (Tables)	12 Months Ended
Dec. 31, 2019
Impairment and onerous contracts
Schedule of impairment losses recognized

	Income statement
	Impairment
Segments by class of assets	2019	2018	2017
Property, plant and equipment and intangibles
Base metals – nickel	2,511	—	133
Coal	1,691	—	—
Other assets	119	184	138
Impairment of non-current assets	4,321	184	271

Onerous contracts	240	393	—
Disposals of non-current assets	513	322	23
Impairment and disposals of non-current assets	5,074	899	294